Derivative Contract Information - Effect of Derivative Contracts in the Fund's Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized gain/(loss) from Gold Delivery Agreement	$ (520)	$ (1,227)	$ (86)	$ (1,833)	[1]
Currency Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized gain/(loss) from Gold Delivery Agreement				(1,833)
SPDR Long Dollar Gold Trust [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized gain/(loss) from Gold Delivery Agreement	$ (520)	$ (1,227)	$ (86)	(1,833)	[1]
SPDR Long Dollar Gold Trust [Member] | Currency Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net realized gain/(loss) from Gold Delivery Agreement				$ (1,833)

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.